REIMBURSEMENT RIGHTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reimbursement rights [line items]
Reimbursement rights current portion	$ 6,465	$ 6,385
Non-current legacy tailings reclamation and remediation	4,705	4,470
Reimbursement rights current and non-current portion	11,170	10,855
Legacy tailings reclamation and remediation [Member]
Disclosure of reimbursement rights [line items]
Reimbursement rights current portion	4,547	4,473
Legal claims [Member]
Disclosure of reimbursement rights [line items]
Reimbursement rights current portion	1,522	1,528
Fines and sanctions [Member]
Disclosure of reimbursement rights [line items]
Reimbursement rights current portion	$ 396	$ 384